Marketable securities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Marketable Securities	R$ 9,972,011	R$ 10,252,454
Current	9,623,714	9,932,774
Non-Current	R$ 348,297	319,680
Time deposit investment, maturity term	90 days
Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 9,962,770	9,825,125
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 9,241	427,329
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.39%
Private Funds | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 504,284	526,526
Private Securities | CDI/IPCA
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.14%
Private Securities | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,298,973
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.07%
Private Securities (CDBs) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 6,772,875	7,045,434
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.61%
CDBs - Escrow Account | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 337,117	319,680
Time Deposits | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities		421,291
Time Deposits | Foreign countries | Fixed
Disclosure of financial assets [line items]
Average yield p.a. %
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 9,241	6,038
Other (Restricted financial investment) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.00%
Other (Restricted financial investment) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 11,181	25,618
Public Securities - Instituto de Crédito Oficial (ICO) | Fixed
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	12.30%
Public Securities - Instituto de Crédito Oficial (ICO) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,038,340	R$ 633,428